Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous current assets [abstract]
Summary of Prepaid Expenses and Other Current Assets

A summary of the Group’s prepaid expenses and other current assets as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Air	$183,326	$202,837
Operating, product and administration costs	66,665	59,198
Commissions	53,863	49,371
Credit card fees	47,458	39,985
Forward foreign currency contracts	40,615	—
Debt transaction costs	29,073	14,419
Cash deposits	20,000	10,456
Advertising	15,040	10,623
Other	5,186	9,487
Total	$461,226	$396,376